UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 9/30/16

Fund's investmentsHedged Equity & Income Fund

As of 9-30-16 (unaudited)
	Shares	Value
Common stocks 81.2%		$167,898,462
(Cost $165,416,352)
Consumer discretionary 4.6%		9,561,645
Auto components 0.9%
Aisan Industry Company, Ltd.	15,600	123,800
Exedy Corp.	8,400	213,533
Keihin Corp.	14,500	229,919
Nissin Kogyo Company, Ltd.	13,500	205,614
NOK Corp.	13,100	286,647
Sumitomo Riko Company, Ltd.	14,500	136,435
Tokai Rika Company, Ltd.	15,700	307,411
Toyoda Gosei Company, Ltd.	11,200	260,400
Automobiles 0.4%
Honda Motor Company, Ltd.	18,300	528,143
Mitsubishi Motors Corp.	33,800	157,889
Renault SA	1,812	149,072
Diversified consumer services 0.2%
Allstar Co-Invest LLC (I)(R)	236,300	302,464
Benesse Holdings, Inc.	7,100	181,343
Household durables 1.1%
Alpine Electronics, Inc.	18,600	246,058
Funai Electric Company, Ltd.	17,863	146,612
Nikon Corp.	18,600	277,777
Persimmon PLC	57,415	1,349,974
Pioneer Corp. (I)	105,200	228,902
Internet and direct marketing retail 0.0%
Qliro Group AB (I)	49,556	68,446
Media 1.1%
Avex Group Holdings, Inc.	7,000	95,306
Gendai Agency, Inc.	5,200	27,036
Metropole Television SA	6,630	119,622
Proto Corp.	3,000	34,764
SES SA	79,470	1,951,374
Television Francaise 1	11,487	111,388
Multiline retail 0.0%
New World Department Store China, Ltd. (I)	343,000	50,618
Specialty retail 0.8%
Honeys Company, Ltd.	9,830	115,429
Nishimatsuya Chain Company, Ltd.	3,100	47,120
PAL GROUP Holdings Company, Ltd.	4,500	104,500
The Home Depot, Inc.	9,435	1,214,096
Xebio Holdings Company, Ltd.	9,200	137,798
Textiles, apparel and luxury goods 0.1%
Daphne International Holdings, Ltd. (I)	506,000	67,678
Sanyo Shokai, Ltd.	51,000	84,477
Consumer staples 5.2%		10,856,467
Beverages 1.7%
Anheuser-Busch InBev SA	7,592	998,407
PepsiCo, Inc.	12,876	1,400,523
The Coca-Cola Company	29,970	1,268,330

2SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Consumer staples (continued)
Food and staples retailing 0.3%
Cawachi, Ltd.	4,700	$113,878
J Sainsbury PLC	93,168	296,746
METRO AG	7,942	236,399
Personal products 0.1%
Oriflame Holding AG (I)	4,937	180,824
Tobacco 3.1%
British American Tobacco PLC	61,204	3,903,347
Philip Morris International, Inc.	25,283	2,458,013
Energy 7.2%		14,890,602
Oil, gas and consumable fuels 7.2%
BP PLC	134,952	786,599
Chevron Corp. (C)	32,924	3,388,538
Eni SpA	36,371	524,116
Gazprom PJSC, ADR	64,280	271,904
Harum Energy Tbk PT	450,400	36,107
Indo Tambangraya Megah Tbk PT	96,400	80,775
Inpex Corp.	19,300	175,485
Japan Petroleum Exploration Company, Ltd.	8,900	197,079
Lukoil PJSC, ADR	7,420	361,814
Marathon Oil Corp.	80,029	1,265,258
Painted Pony Petroleum, Ltd. (I)	12,700	78,120
Petro Rio SA (I)	586	2,431
Petroleo Brasileiro SA, ADR	25,384	236,833
Phillips 66	16,800	1,353,240
Royal Dutch Shell PLC, B Shares	89,625	2,323,588
Statoil ASA	8,750	146,897
Suncor Energy, Inc.	50,393	1,399,918
Surgutneftegas OJSC, ADR	33,600	162,624
TOTAL SA	44,139	2,099,276
Financials 16.2%		33,431,422
Banks 8.5%
Allahabad Bank	61,017	70,906
Alpha Bank AE (I)	29,314	49,065
Banca Popolare dell'Emilia Romagna SC	43,910	163,625
Banco Popular Espanol SA	175,540	217,259
BNP Paribas SA	8,667	445,775
CaixaBank SA	86,833	219,428
Canara Bank	27,195	126,746
China Construction Bank Corp., H Shares	1,698,218	1,275,427
Corp. Bank (I)	60,024	38,351
Dah Sing Financial Holdings, Ltd.	15,200	100,153
HSBC Holdings PLC	110,361	829,557
ING Groep NV (I)	107,447	1,326,499
JPMorgan Chase & Co. (C)	51,750	3,446,033
KB Financial Group, Inc.	8,346	287,060
Mitsubishi UFJ Financial Group, Inc.	94,649	479,500
Mizuho Financial Group, Inc.	211,500	356,470
Nordea Bank AB	146,823	1,458,022
Sberbank of Russia PJSC, ADR	14,300	134,706
Shinhan Financial Group Company, Ltd.	4,297	157,376
Societe Generale SA	10,160	351,477

SEE NOTES TO FUND'S INVESTMENTS3

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Banks (continued)
Standard Chartered PLC (I)	41,123	$334,649
Sumitomo Mitsui Financial Group, Inc.	13,200	445,891
The Eighteenth Bank, Ltd.	10,000	29,664
The Oita Bank, Ltd.	21,000	76,419
The PNC Financial Services Group, Inc.	40,476	3,646,483
The Tochigi Bank, Ltd.	16,000	64,974
The Yamanashi Chuo Bank, Ltd.	16,000	69,039
UniCredit SpA	63,541	148,108
Wells Fargo & Company (C)	28,549	1,264,150
Capital markets 2.1%
Banca Generali SpA	76,213	1,462,857
BlackRock, Inc. (C)	6,152	2,229,854
Julius Baer Group, Ltd. (I)	3,845	156,730
UBS Group AG	30,785	420,537
Uranium Participation Corp. (I)	29,800	89,040
Insurance 5.6%
Ageas	9,257	338,467
Assicurazioni Generali SpA	98,396	1,200,818
Chubb, Ltd.	12,026	1,511,067
Coface SA	23,779	172,317
Delta Lloyd NV	169,335	776,671
Marsh & McLennan Companies, Inc.	18,203	1,224,152
MetLife, Inc.	50,319	2,235,673
Storebrand ASA (I)	54,174	268,495
T&D Holdings, Inc.	36,200	408,376
The Dai-ichi Life Insurance Company, Ltd.	19,300	264,786
Tongyang Life Insurance Company, Ltd.	9,537	98,663
Zurich Insurance Group AG (I)	11,478	2,960,107
Health care 9.1%		18,749,206
Biotechnology 0.1%
Sinovac Biotech, Ltd. (I)	21,350	125,965
Health care providers and services 0.0%
Suzuken Company, Ltd.	990	32,690
Health care technology 0.0%
AGFA-Gevaert NV (I)	27,196	85,718
Life sciences tools and services 0.1%
CMIC Holdings Company, Ltd.	6,200	94,191
Pharmaceuticals 8.9%
Almirall SA	10,263	157,841
AstraZeneca PLC	49,098	3,179,186
Bristol-Myers Squibb Company	52,596	2,835,976
Eisai Company, Ltd.	31,746	1,985,506
H Lundbeck A/S (I)	5,629	184,875
Johnson & Johnson	13,673	1,615,191
Merck & Company, Inc. (C)	83,722	5,225,090
Roche Holding AG	11,115	2,762,060
Takeda Pharmaceutical Company, Ltd.	9,700	464,917
Industrials 9.6%		19,833,945
Aerospace and defense 0.1%
Thales SA	2,516	231,675

4SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.8%
Deutsche Post AG	42,494	$1,330,422
PostNL NV (I)	85,567	388,217
Airlines 0.2%
Air France-KLM (I)	38,377	206,515
Deutsche Lufthansa AG	25,647	285,921
Building products 0.2%
Cie de Saint-Gobain	10,010	433,132
Commercial services and supplies 0.1%
Relia, Inc.	9,900	88,666
Construction and engineering 0.2%
Raubex Group, Ltd.	56,566	101,164
Toyo Engineering Corp.	63,000	204,115
Electrical equipment 2.5%
Eaton Corp. PLC	45,426	2,984,942
Schneider Electric SE (Euronext Paris)	25,166	1,750,642
Ushio, Inc.	12,200	140,562
Zumtobel Group AG	10,716	206,879
Industrial conglomerates 2.0%
3M Company	7,209	1,270,442
Honeywell International, Inc.	8,683	1,012,351
Koninklijke Philips NV	7,327	216,803
Rheinmetall AG	4,096	285,503
Siemens AG	12,088	1,417,441
Machinery 1.2%
Alstom SA (I)	9,171	242,669
Caterpillar, Inc.	16,736	1,485,655
Hisaka Works, Ltd.	8,900	75,230
Sumitomo Heavy Industries, Ltd.	43,000	212,462
The Japan Steel Works, Ltd.	10,600	240,754
Toshiba Machine Company, Ltd.	48,000	164,850
Marine 0.1%
D/S Norden A/S (I)	9,749	139,836
Pacific Basin Shipping, Ltd. (I)	988,000	128,058
Professional services 0.2%
Adecco Group AG	3,464	195,251
en-japan, Inc.	4,400	95,379
Hays PLC	123,178	207,325
Road and rail 0.6%
Union Pacific Corp.	12,541	1,223,124
Trading companies and distributors 0.3%
Kuroda Electric Company, Ltd.	9,100	174,629
Rexel SA	17,060	261,331
SIG PLC	108,010	162,608
Transportation infrastructure 1.1%
Hamburger Hafen und Logistik AG	5,362	81,609
Jiangsu Expressway Company, Ltd., H Shares	1,576,519	2,187,783
Information technology 11.7%		24,184,492
Communications equipment 2.3%
Cisco Systems, Inc. (C)	107,198	3,400,321
Nokia OYJ	215,703	1,250,290

SEE NOTES TO FUND'S INVESTMENTS5

Hedged Equity & Income Fund

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Telefonaktiebolaget LM Ericsson, B Shares	14,337	$103,517
Electronic equipment, instruments and components 0.4%
Citizen Holdings Company, Ltd.	30,000	157,120
Hosiden Corp.	22,400	162,425
Kingboard Laminates Holdings, Ltd.	63,500	58,275
Mitsumi Electric Company, Ltd. (I)	7,200	40,513
Nichicon Corp.	24,600	195,790
Nippon Chemi-Con Corp.	72,000	117,794
Internet software and services 0.2%
DeNa Company, Ltd.	5,700	207,256
Dropbox, Inc., Class B (I)(R)	7,248	95,819
Gree, Inc.	37,900	213,074
IT services 0.5%
Alten SA	404	28,261
Devoteam SA	1,081	60,089
Fujitsu, Ltd.	94,000	505,873
Itochu Techno-Solutions Corp.	3,100	79,769
NET One Systems Company, Ltd.	25,800	179,825
Sopra Steria Group	1,712	200,905
Semiconductors and semiconductor equipment 4.7%
Intel Corp.	103,823	3,919,318
Kontron AG (I)	21,833	67,375
Maxim Integrated Products, Inc. (C)	38,060	1,519,736
Mimasu Semiconductor Industry Company, Ltd.	7,500	88,982
Miraial Company, Ltd.	6,500	45,483
QUALCOMM, Inc.	43,007	2,945,980
Rohm Company, Ltd.	6,000	316,263
Shinkawa, Ltd. (I)	14,900	104,184
Shinko Electric Industries Company, Ltd.	31,500	178,274
STMicroelectronics NV	44,046	359,108
Tokyo Seimitsu Company, Ltd.	8,900	237,607
Software 2.4%
Alpha Systems, Inc.	1,700	27,964
Microsoft Corp.	80,136	4,615,834
Nintendo Company, Ltd.	1,060	283,818
Technology hardware, storage and peripherals 1.2%
Canon, Inc.	11,700	339,679
Catcher Technology Company, Ltd.	192,000	1,571,043
Compal Electronics, Inc.	428,000	264,994
Japan Digital Laboratory Company, Ltd.	6,200	90,938
Melco Holdings, Inc.	6,200	150,996
Materials 5.0%		10,437,532
Chemicals 1.6%
Agrium, Inc.	14,106	1,279,273
Fujimi, Inc.	2,200	33,246
Hitachi Chemical Company, Ltd.	4,900	112,587
JSR Corp.	22,300	350,500
Mitsui Chemicals, Inc.	23,000	109,405
Nitto Denko Corp.	2,500	162,364
Sumitomo Bakelite Company, Ltd.	26,000	135,996
The Dow Chemical Company	21,221	1,099,884

6SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Materials (continued)
Construction materials 0.4%
Buzzi Unicem SpA	12,735	$261,128
LafargeHolcim, Ltd. (I)	8,887	481,365
Vicat SA	2,631	169,977
Containers and packaging 1.5%
AMVIG Holdings, Ltd.	222,000	77,779
International Paper Company	64,647	3,101,763
Metals and mining 1.5%
Aichi Steel Corp.	250	12,678
Anglo American Platinum, Ltd. (I)	6,611	185,990
Anglo American PLC (I)	22,652	282,488
Barrick Gold Corp.	11,200	198,312
Centerra Gold, Inc.	29,200	160,027
Chubu Steel Plate Company, Ltd.	8,500	41,716
Eldorado Gold Corp. (I)	48,716	191,454
G-Resources Group, Ltd.	4,086,000	75,472
Impala Platinum Holdings, Ltd. (I)	40,819	206,260
Ivanhoe Mines, Ltd., Class A (I)	81,900	142,332
Kinross Gold Corp. (I)	37,935	159,706
Kyoei Steel, Ltd.	10,900	206,856
Lonmin PLC (I)	15,069	38,958
NetMind Financial Holdings, Ltd. (I)	1,440,000	15,123
Neturen Company, Ltd.	11,400	87,292
Northern Dynasty Minerals, Ltd. (I)	16,000	11,220
Pacific Metals Company, Ltd. (I)	40,000	119,373
Resolute Mining, Ltd.	93,841	139,747
Salzgitter AG	5,766	189,038
Tokyo Steel Manufacturing Company, Ltd.	24,800	167,521
Western Areas, Ltd. (I)	61,179	136,497
Yamato Kogyo Company, Ltd.	7,400	219,017
Yodogawa Steel Works, Ltd.	2,800	75,188
Real estate 1.9%		3,876,736
Equity real estate investment trusts 0.6%
ICADE	15,082	1,176,818
Real estate management and development 1.3%
Castellum AB	68,599	1,027,748
Sumitomo Real Estate Sales Company, Ltd.	5,400	110,276
Vonovia SE	41,201	1,561,894
Telecommunication services 5.4%		11,069,882
Diversified telecommunication services 3.5%
Hellenic Telecommunications Organization SA	27,903	244,871
KT Corp.	12,747	369,865
Magyar Telekom Telecommunications PLC	115,799	190,184
Nippon Telegraph & Telephone Corp.	57,212	2,616,645
Telefonica SA	26,026	263,202
Telenor ASA	85,998	1,478,812
Verizon Communications, Inc.	38,477	2,000,034
Wireless telecommunication services 1.9%
Millicom International Cellular SA	29,441	1,525,378
NTT DOCOMO, Inc.	86,796	2,204,879
Orange Belgium SA (I)	7,192	176,012

SEE NOTES TO FUND'S INVESTMENTS7

Hedged Equity & Income Fund

				Shares		Value
Utilities 5.3%						$11,006,533
Electric utilities 2.1%
Edison International				18,125		1,309,531
NextEra Energy, Inc.				11,278		1,379,525
Power Assets Holdings, Ltd.				167,488		1,638,982
Gas utilities 0.7%
Gas Natural SDG SA				75,312		1,548,268
Independent power and renewable electricity producers 0.1%
NTPC, Ltd.				78,616		175,925
Uniper SE (I)				1		12
Multi-utilities 2.4%
Centrica PLC				453,067		1,339,610
Dominion Resources, Inc.				18,617		1,382,685
E.ON SE				111,787		794,525
Engie SA				18,327		284,155
National Grid PLC				68,962		973,937
RWE AG (I)				10,387		179,378
Preferred securities 0.2%						$332,785
(Cost $195,055)
Telecommunication services 0.1%						141,479
Telefonica Brasil SA				9,800		141,479
Utilities 0.1%						191,306
Cia Paranaense de Energia, B Shares				18,500		191,306
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 15.2%						$31,551,558
(Cost $31,419,399)
Consumer discretionary 2.8%						5,781,873
Distributors 0.0%
HD Supply, Inc. (S)	5.750		04-15-24		30,000	31,500
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (S)	6.375		04-01-26		85,000	91,163
CEC Entertainment, Inc.	8.000		02-15-22		190,000	189,288
Cirsa Funding Luxembourg SA	5.875		05-15-23	EUR	100,000	116,734
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	115,000	134,247
GLP Capital LP	4.375		04-15-21		5,000	5,263
GLP Capital LP	5.375		04-15-26		105,000	112,875
NH Hotel Group SA (S)	6.875		11-15-19	EUR	130,000	159,205
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24		45,000	45,225
Rivers Pittsburgh Borrower LP (S)	6.125		08-15-21		55,000	56,788
Household durables 0.4%
Beazer Homes USA, Inc. (S)	8.750		03-15-22		106,000	111,830
KB Home	7.000		12-15-21		375,000	403,125
M/I Homes, Inc.	6.750		01-15-21		195,000	204,263
Internet and catalog retail 0.2%
Liberty Interactive LLC	8.250		02-01-30		175,000	188,125
Netflix, Inc.	5.875		02-15-25		265,000	286,863
Media 1.4%
Altice Financing SA (S)	6.500		01-15-22	EUR	100,000	118,361
CCO Holdings LLC	5.125		02-15-23		5,000	5,213
CCO Holdings LLC	5.250		09-30-22		5,000	5,225
CCO Holdings LLC	5.750		09-01-23		35,000	37,056

8SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
CCO Holdings LLC (S)	5.750		02-15-26		120,000	$127,200
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		360,000	359,241
Charter Communications Operating LLC (S)	4.908		07-23-25		95,000	104,878
CSC Holdings LLC (S)	10.875		10-15-25		200,000	234,000
DISH DBS Corp.	6.750		06-01-21		170,000	183,175
DISH DBS Corp.	7.875		09-01-19		320,000	358,400
Gray Television, Inc. (S)	5.125		10-15-24		45,000	44,156
Gray Television, Inc. (S)	5.875		07-15-26		30,000	30,225
Lamar Media Corp.	5.750		02-01-26		15,000	16,163
Sinclair Television Group, Inc. (S)	5.875		03-15-26		75,000	78,000
TEGNA, Inc. (S)	4.875		09-15-21		115,000	119,600
TEGNA, Inc.	5.125		10-15-19		310,000	318,138
TEGNA, Inc. (S)	5.500		09-15-24		20,000	20,650
TEGNA, Inc.	6.375		10-15-23		55,000	59,125
Tribune Media Company	5.875		07-15-22		295,000	298,503
Unitymedia Hessen GmbH & Company KG	5.500		09-15-22	EUR	210,600	248,365
WMG Acquisition Corp. (S)	5.000		08-01-23		20,000	20,300
Specialty retail 0.4%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		135,525	50,822
Dufry Finance SCA (S)	4.500		08-01-23	EUR	205,000	242,032
Michaels Stores, Inc. (S)	5.875		12-15-20		195,000	202,313
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	180,000	214,963
Party City Holdings, Inc. (S)	6.125		08-15-23		140,000	149,275
Consumer staples 0.5%						1,129,949
Food and staples retailing 0.0%
Aramark Services, Inc.	5.750		03-15-20		64,000	65,760
Food products 0.4%
Aramark Services, Inc.	5.125		01-15-24		25,000	26,000
KazAgro National Management Holding JSC	4.625		05-24-23		200,000	192,000
Pinnacle Foods Finance LLC (S)	5.875		01-15-24		35,000	37,363
Post Holdings, Inc. (S)	5.000		08-15-26		190,000	189,050
Post Holdings, Inc. (S)	6.000		12-15-22		40,000	42,250
TreeHouse Foods, Inc.	4.875		03-15-22		190,000	197,600
TreeHouse Foods, Inc. (S)	6.000		02-15-24		70,000	75,338
Personal products 0.1%
Avon International Operations, Inc. (S)	7.875		08-15-22		125,000	129,063
Revlon Consumer Products Corp. (S)	6.250		08-01-24		170,000	175,525
Energy 2.3%						4,765,132
Energy equipment and services 0.0%
Ensco PLC	5.750		10-01-44		90,000	54,962
Rowan Companies, Inc.	5.850		01-15-44		50,000	34,625
Oil, gas and consumable fuels 2.3%
Anadarko Petroleum Corp.	4.500		07-15-44		100,000	91,965
Anadarko Petroleum Corp.	4.850		03-15-21		15,000	16,160
Anadarko Petroleum Corp.	5.550		03-15-26		10,000	11,361
Anadarko Petroleum Corp.	6.600		03-15-46		15,000	18,292
Antero Resources Corp.	5.625		06-01-23		25,000	25,469
Antero Resources Corp.	6.000		12-01-20		185,000	191,013
Blue Racer Midstream LLC (S)	6.125		11-15-22		190,000	185,725
Bonanza Creek Energy, Inc.	6.750		04-15-21		100,000	46,500

SEE NOTES TO FUND'S INVESTMENTS9

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Borets Finance, Ltd.	7.625		09-26-18		200,000	$198,000
California Resources Corp. (S)	8.000		12-15-22		325,000	216,125
Callon Petroleum Company (S)	6.125		10-01-24		35,000	36,225
Concho Resources, Inc.	5.500		10-01-22		70,000	72,625
Continental Resources, Inc.	3.800		06-01-24		40,000	36,600
Continental Resources, Inc.	4.900		06-01-44		115,000	96,600
Continental Resources, Inc.	5.000		09-15-22		65,000	64,838
Denbury Resources, Inc. (S)	9.000		05-15-21		170,000	178,075
Diamondback Energy, Inc.	7.625		10-01-21		120,000	127,200
Energen Corp.	4.625		09-01-21		105,000	103,425
Gazprom Neft OAO (S)	4.375		09-19-22		200,000	200,760
Gazprom OAO	4.950		07-19-22		200,000	208,776
Laredo Petroleum, Inc.	5.625		01-15-22		55,000	53,350
Laredo Petroleum, Inc.	6.250		03-15-23		85,000	83,300
Laredo Petroleum, Inc.	7.375		05-01-22		45,000	46,519
Matador Resources Company	6.875		04-15-23		120,000	124,200
MEG Energy Corp. (S)	6.375		01-30-23		20,000	15,825
MEG Energy Corp. (S)	7.000		03-31-24		140,000	110,600
Noble Holding International, Ltd.	6.200		08-01-40		80,000	47,200
PDC Energy, Inc. (S)	6.125		09-15-24		40,000	41,600
Petrobras Global Finance BV	4.375		05-20-23		495,000	442,778
Petrobras Global Finance BV	5.625		05-20-43		205,000	154,775
Petroleos de Venezuela SA	6.000		11-15-26		330,000	138,567
QEP Resources, Inc.	5.250		05-01-23		130,000	128,050
QEP Resources, Inc.	5.375		10-01-22		15,000	14,888
QEP Resources, Inc.	6.800		03-01-20		25,000	25,563
Rice Energy, Inc.	6.250		05-01-22		40,000	41,300
Rice Energy, Inc.	7.250		05-01-23		40,000	42,800
RSP Permian, Inc.	6.625		10-01-22		10,000	10,475
SM Energy Company	5.000		01-15-24		140,000	131,600
SM Energy Company	6.125		11-15-22		5,000	5,000
SM Energy Company	6.500		11-15-21		10,000	10,225
SM Energy Company	6.750		09-15-26		30,000	30,300
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		200,000	197,574
Targa Resources Partners LP	6.750		03-15-24		50,000	53,500
Tullow Oil PLC (S)	6.250		04-15-22		350,000	313,250
WPX Energy, Inc.	5.250		09-15-24		135,000	127,238
WPX Energy, Inc.	6.000		01-15-22		85,000	83,938
WPX Energy, Inc.	8.250		08-01-23		70,000	75,396
Financials 1.6%						3,208,428
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	200,000	210,096
Banco Santander SA (6.250% to 3-12-19, then 5 Year Euro Swap Rate + 5.410%) (Q)	6.250		03-12-19	EUR	100,000	100,739
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20	EUR	200,000	213,998
Barclays PLC (8.250% to 12-15-18, then 5 Year U.S. Swap Rate + 6.705%) (Q)	8.250		12-15-18		200,000	199,750
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25		250,000	265,000
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		200,000	175,000

10SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375		10-14-19	EUR	50,000	$63,391
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		100,000	97,000
Sberbank of Russia (S)	5.125		10-29-22		200,000	204,148
VTB Bank OJSC (S)	6.875		05-29-18		200,000	212,014
Consumer finance 0.2%
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19		30,000	31,605
Springleaf Finance Corp.	5.250		12-15-19		50,000	51,063
Springleaf Finance Corp.	7.750		10-01-21		55,000	57,681
Springleaf Finance Corp.	8.250		12-15-20		155,000	170,113
Diversified financial services 0.4%
Camelot Finance SA (S)	7.875		10-15-24		95,000	97,969
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (Q)	6.250		12-18-24		200,000	189,780
FBM Finance, Inc. (S)	8.250		08-15-21		65,000	67,925
MSCI, Inc. (S)	5.250		11-15-24		150,000	158,798
Nationstar Mortgage LLC	6.500		08-01-18		235,000	238,819
Insurance 0.1%
Nationwide Building Society (6.875% to 6-20-19, then 5 Year GBP Swap Rate + 4.880%) (Q)	6.875		06-20-19	GBP	120,000	148,539
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	5.750		08-15-23		35,000	36,400
Nationstar Mortgage LLC	6.500		07-01-21		40,000	39,200
Radian Group, Inc.	7.000		03-15-21		160,000	179,400
Health care 2.4%						5,064,607
Health care equipment and supplies 0.2%
Alere, Inc. (S)	6.375		07-01-23		150,000	153,000
Alere, Inc.	6.500		06-15-20		256,000	256,000
Alere, Inc.	7.250		07-01-18		60,000	61,350
Health care providers and services 1.3%
Amsurg Corp.	5.625		07-15-22		275,000	281,188
Community Health Systems, Inc.	6.875		02-01-22		345,000	296,700
Community Health Systems, Inc.	7.125		07-15-20		250,000	232,375
Envision Healthcare Corp. (S)	5.125		07-01-22		85,000	84,575
HCA Holdings, Inc.	6.250		02-15-21		240,000	260,400
HCA, Inc.	5.250		06-15-26		40,000	42,500
HCA, Inc.	6.500		02-15-20		360,000	398,700
HCA, Inc.	7.500		11-15-95		125,000	126,250
inVentiv Health, Inc. (S)	9.000		01-15-18		50,000	51,344
LifePoint Health, Inc.	5.875		12-01-23		70,000	72,450
MEDNAX, Inc. (S)	5.250		12-01-23		90,000	94,613
MPH Acquisition Holdings LLC (S)	7.125		06-01-24		35,000	37,625
Tenet Healthcare Corp.	5.000		03-01-19		195,000	191,588
Tenet Healthcare Corp.	6.750		06-15-23		50,000	46,500
Tenet Healthcare Corp.	8.125		04-01-22		275,000	275,000
Vizient, Inc. (S)	10.375		03-01-24		80,000	91,800
WellCare Health Plans, Inc.	5.750		11-15-20		135,000	139,388
Health care technology 0.3%
Change Healthcare Holdings, Inc. (S)	6.000		02-15-21		110,000	116,050
IMS Health, Inc. (S)	4.125		04-01-23	EUR	235,000	271,854

SEE NOTES TO FUND'S INVESTMENTS11

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care technology (continued)
Sterigenics-Nordion Holdings LLC (S)	6.500		05-15-23		250,000	$260,000
Pharmaceuticals 0.6%
Endo, Ltd. (S)	6.000		07-15-23		465,000	423,150
PRA Holdings, Inc. (S)	9.500		10-01-23		150,000	165,000
Quintiles Transnational Corp. (S)	4.875		05-15-23		195,000	200,363
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	130,000	115,368
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		30,000	25,650
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		315,000	272,295
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25		25,000	21,531
Industrials 1.3%						2,757,199
Aerospace and defense 0.3%
AerCap Ireland Capital, Ltd.	4.500		05-15-21		150,000	156,938
Bombardier, Inc. (S)	6.125		01-15-23		220,000	195,250
TA MFG., Ltd. (S)	3.625		04-15-23	EUR	180,000	197,936
Building products 0.2%
BMC East LLC (S)	5.500		10-01-24		55,000	55,000
Builders FirstSource, Inc. (S)	5.625		09-01-24		115,000	117,875
Kerneos Corporate SAS (S)	5.750		03-01-21	EUR	145,000	168,994
Ply Gem Industries, Inc.	6.500		02-01-22		180,000	185,400
Commercial services and supplies 0.2%
APX Group, Inc.	7.875		12-01-22		100,000	104,750
Clean Harbors, Inc.	5.125		06-01-21		75,000	76,875
Quad/Graphics, Inc.	7.000		05-01-22		190,000	182,400
Electrical equipment 0.1%
Sensata Technologies BV (S)	5.000		10-01-25		100,000	102,250
Sensata Technologies BV (S)	5.625		11-01-24		80,000	84,500
Machinery 0.2%
Cloud Crane LLC (S)	10.125		08-01-24		165,000	171,188
CNH Industrial Capital LLC	4.375		11-06-20		15,000	15,675
Crown European Holdings SA (S)	3.375		05-15-25	EUR	170,000	194,930
Gardner Denver, Inc. (S)	6.875		08-15-21		110,000	103,125
Trading companies and distributors 0.3%
Aircastle, Ltd.	5.000		04-01-23		30,000	31,350
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		55,000	57,200
International Lease Finance Corp.	6.250		05-15-19		430,000	466,013
The Hertz Corp. (S)	5.500		10-15-24		90,000	89,550
Information technology 1.3%						2,610,504
Communications equipment 0.1%
Alcatel-Lucent USA, Inc.	6.450		03-15-29		271,000	299,794
Electronic equipment, instruments and components 0.2%
CDW LLC	5.000		09-01-23		35,000	36,138
CDW LLC	5.500		12-01-24		105,000	112,088
CDW LLC	6.000		08-15-22		290,000	308,850
Internet software and services 0.2%
Zayo Group LLC	6.000		04-01-23		190,000	199,025
Zayo Group LLC	6.375		05-15-25		110,000	117,150
IT services 0.2%
First Data Corp. (S)	5.375		08-15-23		280,000	288,400
First Data Corp. (S)	7.000		12-01-23		160,000	169,200

12SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (S)	6.000		04-01-22		210,000	$217,350
Micron Technology, Inc.	5.500		02-01-25		150,000	147,000
Software 0.4%
Change Healthcare Holdings, Inc.	11.000		12-31-19		180,000	189,450
First Data Corp. (S)	5.750		01-15-24		190,000	195,225
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		75,000	72,750
Infor US, Inc. (S)	5.750		08-15-20		25,000	26,250
Infor US, Inc.	5.750		05-15-22	EUR	100,000	108,658
Infor US, Inc.	6.500		05-15-22		50,000	50,625
JDA Escrow LLC (S)	7.375		10-15-24		45,000	46,238
SS&C Technologies Holdings, Inc.	5.875		07-15-23		25,000	26,313
Materials 1.8%						3,762,003
Building materials 0.2%
Standard Industries, Inc. (S)	5.375		11-15-24		365,000	375,950
Chemicals 0.1%
Platform Specialty Products Corp. (S)	6.500		02-01-22		35,000	34,038
The Chemours Company	6.625		05-15-23		150,000	146,625
The Chemours Company	7.000		05-15-25		10,000	9,825
Versum Materials, Inc. (S)	5.500		09-30-24		30,000	30,825
Containers and packaging 0.9%
ARD Finance SA, PIK (S)	6.625		09-15-23	EUR	150,000	161,383
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		200,000	206,500
Ardagh Packaging Finance PLC (S)	6.750		05-15-24	EUR	250,000	293,826
Berry Plastics Corp.	6.000		10-15-22		180,000	189,900
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		165,000	177,169
Owens-Brockway Glass Container, Inc. (S)	6.375		08-15-25		215,000	236,769
Reynolds Group Issuer, Inc. (S)	5.125		07-15-23		425,000	438,813
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24		105,000	112,613
Metals and mining 0.6%
AK Steel Corp.	7.625		05-15-20		55,000	53,625
AK Steel Corp.	7.625		10-01-21		80,000	77,000
AK Steel Corp.	8.375		04-01-22		80,000	77,800
Anglo American Capital PLC (S)	9.375		04-08-19		100,000	115,000
ArcelorMittal	7.250		02-25-22		65,000	73,775
Kaiser Aluminum Corp.	5.875		05-15-24		126,000	131,670
Novelis Corp. (S)	5.875		09-30-26		55,000	56,306
Novelis Corp. (S)	6.250		08-15-24		95,000	100,938
Signode Industrial Group Lux SA (S)	6.375		05-01-22		55,000	55,688
Steel Dynamics, Inc.	5.125		10-01-21		85,000	88,294
Steel Dynamics, Inc.	5.500		10-01-24		70,000	73,325
Teck Resources, Ltd. (S)	8.000		06-01-21		40,000	43,750
Teck Resources, Ltd. (S)	8.500		06-01-24		80,000	91,600
United States Steel Corp.	6.875		04-01-21		19,000	18,810
United States Steel Corp.	7.375		04-01-20		68,000	67,660
United States Steel Corp.	7.500		03-15-22		25,000	24,801
United States Steel Corp. (S)	8.375		07-01-21		160,000	175,000
Paper and forest products 0.0%
Tembec Industries, Inc. (S)	9.000		12-15-19		30,000	22,725

SEE NOTES TO FUND'S INVESTMENTS13

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Real estate 0.1%						$205,425
Equity real estate investment trusts 0.1%
Equinix, Inc.	5.875		01-15-26		75,000	80,625
FelCor Lodging LP	6.000		06-01-25		120,000	124,800
Telecommunication services 1.1%						2,266,438
Communications equipment 0.0%
Alcatel-Lucent USA, Inc.	6.500		01-15-28		45,000	49,050
Diversified telecommunication services 0.6%
Altice Financing SA (S)	7.500		05-15-26		210,000	218,663
Cablevision SA (S)	6.500		06-15-21		151,000	157,606
Frontier Communications Corp.	10.500		09-15-22		65,000	68,900
Frontier Communications Corp.	11.000		09-15-25		65,000	67,763
Level 3 Financing, Inc.	5.125		05-01-23		15,000	15,450
Level 3 Financing, Inc. (S)	5.250		03-15-26		30,000	30,975
Level 3 Financing, Inc.	5.375		08-15-22		205,000	214,225
Level 3 Financing, Inc.	5.375		01-15-24		15,000	15,628
Wind Acquisition Finance SA (S)	4.000		07-15-20	EUR	310,000	352,156
Wireless telecommunication services 0.5%
Matterhorn Telecom SA (S)	3.875		05-01-22	EUR	116,000	129,636
Sprint Communications, Inc. (S)	9.000		11-15-18		100,000	110,250
Sprint Corp.	7.125		06-15-24		200,000	195,000
Sprint Corp.	7.250		09-15-21		215,000	216,075
Sprint Corp.	7.875		09-15-23		100,000	101,000
T-Mobile USA, Inc.	6.464		04-28-19		95,000	96,781
VimpelCom Holdings BV	5.200		02-13-19		220,000	227,280
Convertible bonds 0.1%						$182,426
(Cost $237,046)
Consumer discretionary 0.0%						40,575
Household durables 0.0%
M/I Homes, Inc.	3.000		03-01-18		40,000	40,575
Energy 0.0%						66,138
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc.	2.625		12-01-19		130,000	66,138
Financials 0.1%						75,713
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20		60,000	75,713
Foreign government obligations 0.1%						$265,198
(Cost $235,000)
Argentina 0.1%						265,198
Republic of Argentina (S)	7.500		04-22-26		235,000	265,198
Term loans (M) 0.2%						$327,357
(Cost $606,795)
Consumer discretionary 0.1%						183,517
Media 0.1%
Virgin Media Investment Holdings, Ltd.	3.649		06-30-23		100,000	100,398
Multiline retail 0.0%
Lands' End, Inc.	4.250		04-04-21		107,250	83,119

14SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities 0.1%					$143,840
Electric utilities 0.1%
Texas Competitive Electric Holdings Company LLC (H)	4.739		10-10-17	500,000	143,840
				Shares	Value
Exchange-traded funds 0.0%					$58,184
(Cost $57,915)
iShares MSCI EAFE ETF				984	58,184
				Par value^	Value
Short-term investments 2.5%					$5,200,000
(Cost $5,200,000)
Repurchase agreement 2.5%					5,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-16 at 0.500% to be repurchased at $5,200,217 on 10-3-16, collateralized by $5,181,303 Federal National Mortgage Association, 3.616% due 2-1-18 (valued at $5,304,001, including interest)				5,200,000	5,200,000
Total investments (Cost $203,367,562)† 99.5%					$205,815,970
Other assets and liabilities, net 0.5%					$996,668
Total net assets 100.0%					$206,812,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 9-30-16 was $17,577,081.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security, refer to the Notes to Fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 9-30-16, the aggregate cost of investment securities for federal income tax purposes was $204,341,756. Net unrealized appreciation aggregated to $1,474,214, of which $15,631,316 related to appreciated investment securities and $14,157,102 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS15

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2016, by major security category or type:

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$9,561,645	$1,214,096	$8,045,085	$302,464
Consumer staples	10,856,467	5,126,866	5,729,601	—
Energy	14,890,602	8,158,866	6,731,736	—
Financials	33,431,422	15,781,158	17,650,264	—
Health care	18,749,206	9,802,222	8,946,984	—
Industrials	19,833,945	7,976,514	11,857,431	—
Information technology	24,184,492	16,401,189	7,687,484	95,819
Materials	10,437,532	6,343,971	4,093,561	—
Real estate	3,876,736	—	3,876,736	—
Telecommunication services	11,069,882	2,000,034	9,069,848	—
Utilities	11,006,533	4,071,741	6,934,792	—
Preferred securities	332,785	332,785	—	—
Corporate bonds	31,551,558	—	31,551,558	—
Convertible bonds	182,426	—	182,426	—
Foreign government obligations	265,198	—	265,198	—

       16

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	327,357	—	327,357	—
Exchange-traded funds	58,184	58,184	—	—
Short-term investments	5,200,000	—	5,200,000	—
Total investments in securities	$205,815,970	$77,267,626	$128,150,061	$398,283
Other financial instruments:
Futures	$53,512	$53,512	—	—
Forward foreign currency contracts	(4,062)	—	($4,062)	—
Written options	(840,510)	(840,510)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended September 30, 2016, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at September 30, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation/ (depreciation)
Mini MSCI EAFE Index Futures	130	Short	Dec 2016	($11,196,608)	($11,093,550)	$103,058
S&P 500 Index E-Mini Futures	116	Short	Dec 2016	(12,480,774)	(12,530,320)	(49,546)
						$53,512

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2016.

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	155,000	USD	118,003	Barclays Bank PLC Wholesale	10/31/2016	$167	—	$167
EUR	45,000	USD	50,643	Royal Bank of Scotland PLC	10/31/2016	—	($29)	(29)
EUR	1,609,000	USD	1,807,985	UBS AG	10/31/2016	1,752	—	1,752
GBP	453,000	USD	586,916	UBS AG	10/31/2016	566	—	566
USD	2,078,706	EUR	1,845,000	Commonwealth Bank of Australia Sydney	12/21/2016	—	(1,363)	(1,363)
USD	2,078,789	EUR	1,845,000	Credit Suisse International	12/21/2016	—	(1,280)	(1,280)
USD	2,077,964	EUR	1,845,000	Royal Bank of Canada	12/21/2016	—	(2,105)	(2,105)
USD	2,079,427	EUR	1,846,000	State Street Bank and Trust Company	12/21/2016	—	(1,770)	(1,770)
						$2,485	($6,547)	($4,062)

Currency abbreviations
CAD	Canadian Dollar	GBP	Pound Sterling
EUR	Euro	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended September 30, 2016, the fund wrote option contracts to manage against anticipated changes in securities market and generate income. The following tables summarize the fund's written options activities during the period ended September 30, 2016 and the contracts held at September 30, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	265	$296,524
Options written	2,421	3,452,635
Options closed	(2,394)	(3,013,847)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	292	$735,312

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,150	Oct 2016	147	$396,453	($496,860)
S&P 500 Index	2,165	Oct 2016	145	338,859	(343,650)
			292	$735,312	($840,510)

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2016:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 9-30-16
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.15%	$302,464
Dropbox, Inc.	5-1-12	65,608	7,248	7,248	0.05%	95,819
		$306,161				$398,283

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P15Q3	09/16
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		11/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 11, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 11, 2016